BANK LOANS	6 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
BANK LOANS

NOTE 9 – BANK LOANS

Short-term loans consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Cathay Bank
Effective interest rate at 4.25% (1)	$688,000	$704,446
Total	$688,000	$704,446

(1)

On February 6, 2020, one of the Company’s U.S. subsidiaries, Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets.

As of December 31, 2021, the outstanding balance was $688,000. The Company has extended the repayment date to February 2024 from the original due date of February 2022.

Long-term loan consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Dongguan Rural Commercial Bank
Effective interest rate at 6.15% and 6.55%	7,127,035	7,354,024
Less: current portion of long-term loans	(974,660)	(796,416)
Long-term loans	$6,152,375	$6,557,608

On July 17, 2020, the Company entered into multiple loan agreements with Dongguan Rural Commercial Bank to borrow an aggregate of RMB 50 million ($7.8 million) of loans to support the working capital needs and the construction of the Company’s current CIP projects. The loans have terms various between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points. The Company pledged the land use right of approximately $2.1 million and buildings of approximately $5.6 million from Meijia as collateral to secure total loans of RMB 30 million ($4.7 million). Mr. Silong Chen, the CEO of the Company, pledged personal property as collateral to secure the remaining loans of RMB 20 million ($3.1million). Dongguan Dogness, Meijia and Mr. Silong Chen also provided guarantee for the loans. As of December 31, 2021, the outstanding balance was $7,127,035.

Interest expenses for the above-mentioned loans amounted to $246,055 and $158,269 for the six months ended December 31, 2021 and 2020, respectively.

The Company capitalized interest of $91,126 and $51,425 related to certain CIP projects expenditures for the six months ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, the Company’s short-term and long-term loans totaled approximately $7.8 million. The repayment schedule for the Company’s bank loans are as follows:

Twelve months ending December 31,	Repayment
2022	$1,662,660
2023	4,135,821
2024	394,566
2025	421,264
2026	449,383
2027	479,380
2028	271,961
Total	$7,815,035

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)